Cover Page	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	SIFY TECHNOLOGIES LTD
Entity Central Index Key	0001094324
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	SIFY
Entity Common Stock, Shares Outstanding	182,238,069
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	American Depository Shares, each represented by One Equity Share, par value ₹ 10 per share
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true